Revenue - Analysis of revenue by geography (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 25,419	£ 2,304	£ 0
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,067	2,304	0
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42	0	0
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 310	£ 0	£ 0